UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23918

Investment Company Act file number

Denali Structured Return Strategy Fund
(Exact name of registrant as specified in charter)

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Address of principal executive offices) (Zip code)

Liquid Strategies, LLC

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Name and address of agent for service)

770-350-8700

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Explanatory Note

The Registrant is filing this amendment to the Form N-CSR for the semiannual period ended September 30, 2024, originally filed with the Securities and Exchange Commission on December 9, 2024 by the Registrant (811-23918) (Accession Number 0001398344-24-023034), to (i) restate the financial statements of the Registrant for the period ended September 30, 2024 to reflect a correction to the presentation and recognition of accrued interest and related investment income associated with certain credit investments; and (ii) amend the execution and certification dates of the amended Form N-CSR.

The Registrant is refiling the entire report on Form N-CSR for the semiannual period ended September 30, 2024 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 13 and the updated certifications, the information contained herein has not been updated for events or transactions occurring subsequent to the date of the original filing.

Item 1. Reports to Stockholders.

(a)

Denali Structured Return Strategy Fund (DNLIX)

RESTATED SEMI-ANNUAL REPORT

September 30, 2024

(Unaudited)

Denali Structured Return Strategy Fund

Table of Contents

(Unaudited)

Restated Schedule of Investments	2
Restated Schedule of Options Written	5
Restated Statement of Assets and Liabilities	6
Restated Statement of Operations	7
Restated Statements of Changes in Net Assets	8
Restated Statement of Cash Flows	9
Restated Financial Highlights	11
Restated Notes to Financial Statements	12
Shareholder Expense Example	24
Additional Information	25

Denali Structured Return Strategy Fund

Restated Schedule of Investments

September 30, 2024 (Unaudited)

	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES — 29.6%
Non-Listed BDC’s
Direct Lending BDC’s
Monroe Capital Income Plus Corp. (b)		8/9/2024	$500,000	$507,240	1.0%
Total Investment in Non-Listed BDC’s			500,000	507,240	1.0

Partnerships
Consumer Lending
HFSA LLC (b)	57,245	3/12/2024	$5,724,500	$5,922,671	11.9
Legal Finance
EAJF Leveraged Feeder LP (b)(g)		5/1/2024	4,200,000	4,378,861	8.8
Real Estate Debt
Oak Institutional Credit Solutions (b)(g)		4/23/2024	1,875,000	1,919,372	3.8
Specialty Finance
Delgatto Diamond Finance Fund (b)(g)		7/2/2024	600,000	613,115	1.2
Revere Specialty Finance Fund LP (b)(g)		5/1/2024	1,400,000	1,464,897	2.9
Total Investment in Partnerships			13,799,500	14,298,916	28.6

Total Investment in Private Investment Vehicles				14,806,156	29.6

INVESTMENTS IN CREDIT FACILITIES — 37.2%
Senior Secured Debt
Direct Lending
Chicago Atlantic Admin, LLC
6/30/2027 12.00% (a)(f)(i)		7/3/2024	1,600,000	1,600,000	3.2
Diversified Alternative Credit
IVY Battery, LLC
4/18/2025 12.25% (a)(i)		4/23/2024	3,300,000	3,300,000	6.6
Specialty Finance
Coromandel LS LLC - Funding Account
3/1/2027 12.96% (SOFR + 8.00%)(a)(h)(i)		4/19/2024	4,550,000	4,550,000	9.1
Trade Receivables Finance
Altriarch SPV 2
12/31/2025 8.00% (a)(f)(i)		4/19/2024	4,750,000	4,750,000	9.5
Total Investment in Senior Secured Debt			14,200,000	14,200,000	28.4

Subordinated Debt
Direct Lending
Chicago Atlantic Manager, LLC		5/28/2024	1,400,000	1,400,000	2.8
5/31/2027 12.75% (a)(i)
Trade Receivables Finance
PFF LLC
3/12/2027 12.00% (a)(i)		3/12/2024	24,500	24,500	0.0
8/26/2027 12.00% (a)(i)		7/2/2024	3,000,000	3,000,000	6.0
Total Investment in Subordinated Debt			4,424,500	4,424,500	8.8

Total Investment in Credit Facilities				18,624,500	37.2

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Schedule of Investments

September 30, 2024 (Unaudited) (Continued)

	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN LOAN PARTICIPATION — 7.7%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill
7/30/2026 16.00% (a)(e)(i)		6/27/2024	$900,000	$900,000	1.8%
Total Investment in Preferrred Equity			900,000	900,000	1.8

Secured Debt
Specialty Finance
Coromandel LS LLC - Alpha Participation
1/24/2026 17.96% (SOFR + 13.00%) (a)(e)(h)(i)		8/30/2024	950,000	950,000	1.9
Delgatto Participation - Bijan
3/9/2025 13.70% (a)(e)		9/10/2024	225,000	225,000	0.5
Delgatto Participation - iSparkle
3/12/2025 13.70% (a)(e)		9/13/2024	250,000	250,000	0.5
Total Investment in Secured Debt			1,425,000	1,425,000	2.9

Senior Secured Debt
Real Estate Debt
Revere Specialty Finance NYL
6/20/2025 13.46% (SOFR + 8.50%) (a)(e)(h)(i)		5/8/2024	500,000	500,000	1.0
Trade Receivables Finance
CRWD Specialty Finance LLC
11/30/2024 18.00% (a)(i)		5/17/2024	1,000,000	1,000,000	2.0
Total Investment in Senior Secured Debt			1,500,000	1,500,000	3.0

Total Investment in Loan Participation				3,825,000	7.7

INVESTMENTS IN PUBLIC SECURITIES — 8.8%
Closed-End Funds
Cliffwater Enhanced Lending Fund - Class I	242,214		2,649,000	2,707,958	5.4
Total Investment in Closed-End Funds			2,649,000	2,707,958	5.4

Open-End Funds
Holbrook Structured Income Fund - Class I	173,095		1,700,000	1,701,528	3.4
Total Investment in Open-End Funds			1,700,000	1,701,528	3.4

Total Investment in Public Securities				4,409,486	8.8

INVESTMENTS IN MONEY MARKET INSTRUMENTS — 9.7%
First American Treasury Obligations Fund - Class X, 4.74% (c)			4,831,006	4,831,006	9.7
Total Investment in Money Market Instruments			4,831,006	4,831,006	9.7

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Schedule of Investments

September 30, 2024 (Unaudited) (Continued)

	Contracts	Notional	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PURCHASED OPTIONS — 3.4%
Call Options
S&P 500 Mini Index
Expiration: 12/31/24; Exercise: $5,740.00 (d)	85	$48,524,375	$1,709,863	$1,709,775	3.4%
Total Investment in Purchased Options			1,709,863	1,709,775	3.4

Total Investments — 96.4% (cost $47,638,869) (i)				48,205,923	96.4
Other Assets in Excess of Liabilities — 3.6% (i)				1,725,294	3.6
TOTAL NET ASSETS — 100.0%				$49,931,217	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate

(a)	Value was determined using significant unobservable inputs. See Note 9.

(b)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 9.

(c)	The rate shown is the seven-day yield at period end.

(d)	Exchange traded. 100 shares per contract.

(e)	The investment was made through a participation.

(f)	The security receives profit sharing.

(g)	Private investment company does not issue shares or units.

(h)	Variable rate security. Rate shown is the rate in effect as of year end.

(i)	See Note 13 - Restatement of Previously Issued Financial Statements.

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Schedule of Options Written

September 30, 2024 (Unaudited)

	Contracts	Notional	Premiums received	Value	Percent of Net Assets
OPTIONS WRITTEN - (1.1)%
Call Options
S&P 500 Mini Index
Expiration: 12/31/24; Exercise: $6,010.00 (a)	(85)	$(48,524,375)	$(526,487)	$(526,575)	(1.1)%
Total Options Written			(526,487)	(526,575)	(1.1)%

Percentages are stated as a percent of net assets.

(a)	Exchange traded. 100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets
Investments, at value (a)	$48,205,923
Receivable for investments sold	3,126,633
Receivable for fund shares sold	598,620
Dividends and interest receivable (a)	518,698
Deposits at broker for options contracts	24,843
Expense reimbursement receivable	21,770
Prepaid expenses and other assets	12,711
Cash	4,352
Total assets	52,513,550

Liabilities
Written option contracts, at value	526,575
Payable for investments purchased	1,723,456
Payable to adviser	104,266
Payable for fund administration and accounting fees	80,222
Accrued offering costs	39,906
Payable for audit fees	27,075
Payable for transfer agent fees and expenses	26,696
Payable for legal fees	22,247
Accrued organizational expenses	17,940
Payable for expenses and other liabilities	10,873
Payable to trustees	3,077
Total liabilities	2,582,333
Net Assets	$49,931,217

Net Assets Consists of:
Paid-in capital	$45,839,376
Total distributable earnings	4,091,841
Net Assets	$49,931,217

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,463,407
Net Asset Value per share	$11.19

Cost:
Investments cost	$47,638,869
Premiums received, written options	$526,487

(a)	See Note 13 - Restatement of Previously Issued Financial Statements

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Dividend income	$237,711
Interest income (a)	1,073,076
Total investment income (a)	1,310,787

Expenses
Investment advisory fee	265,940
Fund administration and accounting fees	72,318
Organizational expenses	57,570
Offering costs	37,990
Transfer agent fees and expenses	24,066
Trustees’ fees	20,306
Legal fees	20,055
Professional fees	5,575
Federal and state registration fees	4,445
Reports to shareholders	4,011
Custodian fees	2,406
Other	3,503
Total expenses	518,185
Less: Expense reimbursement by Adviser	(197,326)
Net expenses	320,859
Net investment income (a)	989,928

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,185,623
Written option contracts expired or closed	347,972
Net realized gain (loss)	2,533,595
Net change in unrealized appreciation/depreciation on:
Investments (a)	567,940
Written option contracts expired or closed	(86)
Net change in unrealized appreciation/depreciation (a)	567,854
Net realized and unrealized gain (loss) on investments (a)	3,101,449
Net increase in net assets from operations	$4,091,377

(a)	See Note 13 - Restatement of Previously Issued Financial Statements

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited) (Restated)		Period Ended March 31, 2024(a)
From Operations
Net investment income	$989,928	(b)	$1,252
Net realized gain on investments and written options	2,533,595		100
Net change in unrealized appreciation/depreciation on investments and written options	567,854	(b)	(888)
Net increase (decrease) in net assets resulting from operations	4,091,377		464

Capital Transactions
Subscriptions	46,707,650		15,000
Redemptions	(983,274)		—
Net increase in net assets resulting from capital share transactions	45,724,376		15,000

Total Increase in Net Assets	49,815,753		15,464

Net Assets
Beginning of period	115,464		100,000
End of period	$49,931,217		$115,464

Shares Transactions
Subscription shares	4,541,664		1,493
Redemption shares	(89,750)		—
Total increase in shares outstanding	4,451,914		1,493

(a)	Commencement of operations of the Fund was March 12, 2024.

(b)	See Note 13 - Restatement of Previously Issued Financial Statements

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Statement of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
Cash Provided by (Used in) Operating Activities
Net increase in net assets from operations	$4,091,377
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(42,400,000)
Sales of investment securities	1,400,000
Purchased option transactions	(3,807,364)
Proceeds from purchased options	4,285,829
Premiums received from options written	939,298
Premiums paid on closing options written	(65,726)
Purchase & sales of short-term investments, net	(4,830,480)
Net realized gains/losses on investments and options written	(2,533,595)
Net change in unrealized (appreciation)/depreciation on investments and options written (a)	(567,854)
(Increase) Decrease in Assets:
Receivable for investments sold	(3,125,745)
Receivable for fund shares sold	(598,620)
Dividends and interest receivable (a)	(517,333)
Expense reimbursement receivable	74,804
Prepaid expenses and other assets	(8,572)
Deferred offering costs	59,139
Increase (Decrease) in Liabilities:
Payable to Adviser	33,556
Payable for fund administration and accounting expense	72,318
Payable for audit fees	14,575
Payable to trustees	(62)
Payable for legal fees	2,801
Payable for transfer agent fees and expenses	24,066
Accrued offering costs	5,950
Accrued expenses and other liabilities	9,802
Accrued organizational expenses	13,957
Payable for investments purchased	1,720,224
Net cash provided by (used in) operating activities	(45,707,655)

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Statement of Cash Flows

(Continued)

Six Months Ended September 30, 2024 (Unaudited)
Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	$46,707,650
Payment on shares redeemed	(983,274)
Net cash provided by (used in) financing activities	45,724,376
Net increase (decrease) in cash and restricted cash	$16,721

Cash and Restricted Cash
Beginning Balance	12,474
Ending Balance	$29,195

Reconciliation of Restricted and Unrestricted Cash at the Beginning of the Period to the Statement of Assets & Liabilities:
Cash	—
Deposit at broker for options contracts	12,474
Reconciliation of Restricted and Unrestricted Cash at the End of the Period to the Statement of Assets & Liabilities:
Cash	4,352
Deposit at broker for options contracts	24,843

(a)	See Note 13 - Restatement of Previously Issued Financial Statements

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited) (Restated)		Period Ended March 31, 2024(a)
Per Share Data:
Net Asset Value, Beginning of Period	$10.05		$10.00

Investments Operations:
Net investment income(b)	0.33	(f)	0.13
Net realized and unrealized gain (loss) on investments	0.81	(f)	(0.08)
Total from investment operations	1.14		0.05

Net Asset Value, End of Period	$11.19		$10.05

Total return(c)	11.24%		0.50%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$49,931		$115
Ratio of expenses to average net assets(e)
Before expense reimbursement/recoupment(d)	3.22%		993.31%
After expense reimbursement/recoupment(d)	1.99%		1.99%
Ratio of net investment income to average net assets(d)(e)	6.14	%(f)	23.32%
Portfolio turnover rate(c)	5%		0%

(a)	Commencement of operations of the Fund was March 12, 2024.

(b)	Net investment income per share was calculated using average shares outstanding during the period.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2024, the Fund’s underlying investment companies included a range of management fees from 0.0% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

(f)	See Note 13 - Restatement of Previously Issued Financial Statements.

The accompanying notes are an integral part of the financial statements.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited)

1.	Organization

Denali Structured Return Strategy Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on October 23, 2023, and commenced operations on March 12, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, closed-end management investment company that operates as an interval fund. The Fund’s investment objective is primarily income and secondarily capital appreciation. The Fund is non-diversified and pursues its investment objective through direct and indirect investment of a substantial majority of its assets in income-generating investments of domestic issuers; and through a modest (approximately one and a half to three percent of total assets) investment in call option spreads on the S&P 500® Index. These investments may be publicly-traded or privately-offered, and typically make interest, dividend, or other periodic payments, distributions, and/or accruals; in addition to offering potential capital appreciation to investors. The Fund defines income-generating investments to include notes, bonds, debentures, loans, loan participations, dividend-paying preferred and common shares and funds that invest in the preceding.

The Fund is managed by Liquid Strategies, LLC (the “Adviser”). The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

The Fund’s Board of Trustees (the “Board” or “Trustees”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The functional and reporting currency of the Fund is the U.S. dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4. These operating expenses include, but are not limited to: all investment-related expenses, advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders.

C. Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost or as a realized gain, respectively. Distributions from private funds occur at irregular intervals and the exact timing and character has not been communicated from the private funds. It is estimated that distributions will occur over the life of the private funds.

D. Distributions to Shareholders

The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

E. Investment Valuation

In computing the net asset value (“NAV”), portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved for each period end. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors.

As a general matter, the Fund’s investments in private debt will be fair valued at the cost of the security as of the date of purchase and generally held at cost subject to the following events: (i) a material change in interest rates/yields for similar securities; (ii) a major underlying collateral impairment since origination; (iii) interest and/or principal payment default; (iv) a fundamental change that has not been reflected in cost that puts recoverability in serious doubt; and (v) an expected partial/full sale of security to a third party at a different price than estimated fair value.

The Fund’s investments in pooled investment vehicles will be fair valued at the cost of the security as of the date of purchase and subsequently valued at the pooled investment vehicle’s net asset value, as determined by such pooled investment vehicle’s manager.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser determines in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”) are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio.

Exchange-traded options are valued at last sale price.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The Adviser provides the Board with periodic reports that discuss the functioning of the fair valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any.

F. Cash and Cash Equivalents

Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

G. Income Taxes

The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual.

As of March 31, 2024, the Fund’s most recent fiscal period end, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2024, the Fund’s most recent fiscal period end, the Fund did not incur any interest or penalties.

The Fund utilizes a tax year-end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

H. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended September 30, 2024, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $42,400,000 and $1,400,000 (excluding short-term securities), respectively.

4.	Management Fees, Administration Fees and Custodian Fees

The Fund has entered into an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Fund pays the Adviser a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 1.65% of the Fund’s average daily net assets. For the period ended September 30, 2024, the Fund incurred $265,940 in advisory fees under the agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that the management fees plus the Fund’s ordinary annual operating expenses exceed 1.99% per annum of the Fund’s average daily net assets. In consideration of the Advisor’s agreement to limit the Fund’s expenses, any waiver and reimbursement

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived or made any reimbursement payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board of Trustees. The expense limitation and reimbursement agreement may not be terminated by the Adviser, but it may be terminated by the Board upon written notice to the Adviser.

As of September 30, 2024, $35,642 of the $35,648 waived organization costs are subject to possible recoupment by the Adviser through January 25, 2027. Expenses waived or reimbursed for the period ending March 31, 2024 in the amount of $53,226 are subject to possible recoupment by the Adviser through March 31, 2027. Expenses waived or reimbursed for the period ending September 30, 2024 in the amount of $197,326 are subject to possible recoupment by the Adviser through September 30, 2027.

The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

The Fund has engaged Foreside Fund Services, LLC to serve as the Fund’s distributor.

5.	Trustees and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Trustees who are not affiliated with the Fund or the Adviser are each paid an annual fee of $10,000 plus $2,000 per in-person meeting and $500 per electronic meeting. All Trustees are reimbursed by the Fund for any reasonable expenses incurred attending such meetings. One of the Trustees is an employee of the Adviser and receives no compensation from the Fund for serving as a Trustee.

The officers of the Fund are affiliated with the Adviser. All such affiliated officers receive no compensation from the Fund for serving in their respective roles.

6.	Repurchase Offers

The Fund is a closed end fund that operates as an interval fund. Once each quarter, the Fund will offer to repurchase at NAV no less than 5% outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase shares is a fundamental policy, that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the date the repurchase offer ends (the “Repurchase Request Deadline”). However, investors should not rely on repurchase offers being made in amounts in excess of 5% of Fund assets.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

The Fund had 4,463,407 shares outstanding at September 30, 2024. The Fund issued 4,541,664 shares through shareholder subscriptions and repurchased 89,750 shares through shareholder redemptions during the period ended September 30, 2024.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

7.	Risk Factors

The Fund is a closed-end investment company that operates as an interval fund. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

8.	Options, Futures, Forward Contracts and Swap Agreements

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies, if any, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

Certain of the Fund’s hedging activities (including transactions in foreign currencies or foreign currency-denominated instruments), if any, are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, any distribution of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

The average monthly value outstanding of purchased and written options during the period ended September 30, 2024 was $1,129,400 and $242,985, respectively.

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Assets and Liabilities as of September 30, 2024:

Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options contracts, at value
Purchased Options	$1,709,775	$—
Written Options	—	526,575

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts	$2,185,095	$347,972	$(86)	$(86)

9.	Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Valuation Designee’s assessment of the significance of a particular input to the fair value measurement in

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range.

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of September 30, 2024. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Partnerships	$—	$—	$—	$14,298,916	$14,298,916
Non-Listed BDCs	—	—	—	507,240	507,240
Preferred Equity	—	—	900,000	—	900,000
Secured Debt	—	—	1,425,000	—	1,425,000
Senior Secured Debt	—	—	15,700,000	—	15,700,000
Subordinated Debt	—	—	4,424,500	—	4,424,500
Closed-End Funds	2,707,958	—	—	—	2,707,958
Open-End Funds	1,701,528	—	—	—	1,701,528
Money Market Instruments	4,831,006	—	—	—	4,831,006
Purchased Options	1,709,775	—	—	—	1,709,775
Total Assets:	$10,950,267	$—	$22,449,500	$14,806,156	$48,205,923

Liabilities:
Options Written	$(526,575)	$—	$—	$—	$(526,575)
Total Liabilities:	$(526,575)	$—	$—	$—	$(526,575)

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2024:

	Secured Debt		Senior Secured Debt		Subordinated Debt		Preferred Equity
March 31, 2024	$—		$—		$24,629		$—
Realized gains (losses)	—		—		—		—
Change in unrealized gains (losses)	—	(a)	—	(a)	(129	)(a)	—	(a)
Transfers into Level 3	—		—		—		—
Transfers out of Level 3	—		—		—		—
Purchases	1,425,000		15,700,000		5,800,000		900,000
Sales	—		—		(1,400,000)		—
September 30, 2024	$1,425,000	(a)	$15,700,000	(a)	$4,424,500	(a)	$900,000	(a)
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at September 30, 2024	$—	(a)	$—	(a)	$(129	)(a)	$—	(a)

(a)	See Note 13 - Restatement of Previously Issued Financial Statements

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024:

Investments	Fair Value		Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Preferred Equity	$900,000	(a)	Market Approach	Acquisition Cost	N/A	N/A	Increase
Secured Debt	$1,425,000	(a)	Market Approach	Acquisition Cost	N/A	N/A	Increase
Senior Secured Debt	$15,700,000	(a)	Market Approach	Acquisition Cost	N/A	N/A	Increase
Subordinated Debt	$4,424,500	(a)	Market Approach	Acquisition Cost	N/A	N/A	Increase

(a)	See Note 13 - Restatement of Previously Issued Financial Statements

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of September 30, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
Monroe Capital Income Plus Corp.	Non-listed BDC	$507,240	$—	Quarterly	180 days	1 Year	5%
Delgatto Diamond Finance Fund	Private LP	613,115	—	Monthly	90 days	1 Year	5%
EAJF Leveraged Feeder LP	Private LP	4,378,861	—	Quarterly	60 days	3 Years	25%
Oak Institutional Credit Solutions	Private LP	1,919,372	—	Quarterly	90 days	1 Year	N/A
Revere Specialty Finance Fund LP	Private LP	1,464,897	—	Quarterly	60 days	2 Years	N/A
HFSA LLC	Private LP	5,922,671	—	Monthly; except for September, October, November, and December	90 days	N/A	5%
	Total	$14,806,156	$—

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

10.	Federal Income Tax

At March 31, 2024, the Fund’s most recent fiscal period end, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments:	$100,344
Unrealized appreciation:	278
Unrealized depreciation:	(1,166)
Net unrealized depreciation:	$(888)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

11.	Organization and Offering Costs

Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund and the Adviser in connection with the formation of the Fund, the offering of the Fund’s shares, and the admission of investors in the Fund, including, without limitation, travel, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund.

The Fund incurred organizational expenses of $35,648, which were accrued through January 25, 2024 and have been reimbursed by the Adviser, and additional organizational expenses for the period ended March 31, 2024 of $2,651. The Fund incurred offering costs of $62,558 which are presented in the Statement of Assets and Liabilities as a deferred asset, net of any amounts subsequently expensed. These offering costs will be amortized to expense over twelve months on a straight-line basis from March 12, 2024. The Fund’s organizational and offering expenses are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Adviser as described in Note 4.

12.	Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

13.	Restatement of Previously Issued Financial Statements

The Fund's previously issued financial statements for the semi-annual period ended September 30, 2024 are being restated, and this report on Form N-CSRS/A is being filed, to include the disclosures required by ASC 250, Accounting Changes and Error Corrections, related to the correction of errors identified in those previously issued financial statements. Except for the restatement and related disclosures described in this Note, the information in this filing has not been updated for events occurring subsequent to the original filing date and continues to speak as of the date of the original filing.

Subsequent to the issuance of the Fund's semi-annual financial statements for the period ended September 30, 2024, management identified errors associated with the accounting presentation of accrued interest related to certain credit investments held by the Fund.

During the period, accrued interest associated with certain investments was included within the carrying value of such investments rather than being separately recognized as accrued interest receivable. As a result, unrealized appreciation was overstated and interest income, net investment income, net investment income per share, and certain related financial statement and financial highlight amounts were misstated. The accompanying financial statements have been restated to separately present accrued interest receivable and to recognize the related interest income in accordance with U.S. GAAP.

Management evaluated the impact of these matters and concluded that the previously issued financial statements for the period ended September 30, 2024 should no longer be relied upon. Accordingly, the accompanying financial statements have been restated pursuant to ASC 250, Accounting Changes and Error Corrections.

The restatement impacts certain amounts reported within the Statement of Assets and Liabilities, Statement of Operations, Schedule of Investments, Financial Highlights and related note disclosures. The correction primarily relates to the presentation and recognition of accrued interest and related investment income associated with certain credit investments. The error did not impact net assets or total return as previously reported.

Management believes the restated financial statements more appropriately reflect the presentation of accrued interest receivable and related investment income in accordance with U.S. generally accepted accounting principles.

Denali Structured Return Strategy Fund

Restated Notes to Financial Statements

September 30, 2024 (Unaudited) (Continued)

The following tables summarize the effects of the restatement on the previously reported financial statements as of and for the six months ended September 30, 2024.

	As Previously Reported	Adjustments	As Restated
Statement of Assets and Liabilities
Investments, at value	$48,694,681	$(488,758)	$48,205,923
Dividends and interest receivable	29,940	488,758	518,698

Statement of Operations
Interest income	$584,318	$488,758	$1,073,076
Total investment income	822,029	488,758	1,310,787
Net investment income	501,170	488,758	989,928
Net change in unrealized appreciation/depreciation on investments	1,056,698	(488,758)	567,940
Net realized and unrealized gain (loss) on investments	3,590,207	(488,758)	3,101,449

Statements of Changes in Net Assets
Net investment income	$501,170	$488,758	$989,928
Net change in unrealized appreciation/depreciation on investments	1,056,612	(488,758)	567,854

Statement of Cash Flows
Net change in unrealized (appreciation)/depreciation on investments	$(1,056,612)	$488,758	$(567,854)
(Increase) in dividends and interest receivable	(28,575)	(488,758)	(517,333)

Financial Highlights
Net investment income	$0.17	$0.16	$0.33
Net realized and unrealized gain on investments	0.97	(0.16)	0.81
Ratio of net investment income to average net assets	3.11%	3.03%	6.14%

The percentages in the Schedule of Investments have been appropriately restated as a result of the impact of the above adjustments. The Fund has also revised related disclosures within the Notes to Financial Statements and accompanying Financial Highlights to reflect the corrections described above. The correction also affected certain disclosures, including the Schedule of Investments and fair value disclosures in Note 9, to reflect the corrected carrying values of the affected investments. The restatement did not affect any periods other than the six months ended September 30, 2024 except to the extent such amounts are presented as comparative information.

Denali Structured Return Strategy Fund

Shareholder Expense Example

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/24	Ending Account Value 9/30/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Denali Structured Return Strategy Fund
Actual	$1,000.00	$1,112.40	1.99%	$10.54
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	1.99%	$10.05

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the six-month period).

Denali Structured Return Strategy Fund

Additional Information

September 30, 2024 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended December 31st are available to shareholders without charge, upon request by calling the Advisor toll free at (800) 251-8112 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at (800) 251-8112 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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Denali Structured Return Strategy Fund

Fund Service Providers

Investment Advisor

Liquid Strategies, LLC
3550 Lenox Road NE, Suite 2550,
Atlanta, GA 30326

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302,
Milwaukee, WI 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Legal Counsel

Thompson Hine LLP
41 South High Street, Suite 1700,
Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800,
Cleveland, OH 44115

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Denali Structured Return Strategy Fund

By (Signature and Title)*	/s/ Adam C. Stewart
Adam C. Stewart, President/Principal Executive Officer

Date	08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam C. Stewart
Adam C. Stewart, President/Principal Executive Officer

Date	08/07/2026

By (Signature and Title)*	/s/ Kathryn Bruckert
Kathryn Bruckert, Treasurer/Principal Financial Officer

Date	08/07/2026

*	Print the name and title of each signing officer under his or her signature.